Defined Contribution Plan - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Defined Contribution plan recognized expenses	₩ 61,912	₩ 57,170	₩ 48,210